Adoption of New IFRS Pronouncements - Summary of Adjustments to Condensed Consolidated Statements of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of retrospective adjustments of financial statements [line items]
Comprehensive income	$ 3,537	$ 2,404
Profit	3,145	2,489
Total comprehensive income after accounting changes attributable to:
Shareholders of the company	3,489	2,383
Non-controlling interests	48	21
Comprehensive income	$ 3,537	2,404
Previously stated [member]
Disclosure of retrospective adjustments of financial statements [line items]
Comprehensive income		2,501
Profit		2,538
Total comprehensive income after accounting changes attributable to:
Comprehensive income		2,501
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of retrospective adjustments of financial statements [line items]
Profit		(49)
Other comprehensive income:
Currency translation differences		$ (48)